Taxes - Analysis of tax rate (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate		$ (168)	$ (104)	$ (39)
Effect of disallowed expenditures		(7)	(13)	(10)
Effect of equity-based compensation		(3)	(13)	(7)
Effect of tax credits and allowances		12	11	9
Effect of deductibility of a statutory expense in Switzerland		568	23	38
Effect of adjustments to contingent consideration and other liabilities		2	3	7
Effect of changes in uncertain tax positions		(271)	10	(39)
Effect of previously unrecognized tax loss carryforward		11	0	0
Effect of 2022 APA on prior years	$ (37)	6	(37)	0
Effect of non-deductible amortization		(8)	(7)	0
Effect of other items		(6)	2	(7)
Effect of prior year items		6	(3)	6
Total income tax income/(expense)		$ 142	$ (128)	$ (42)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate		20.20%	22.50%	9.30%
Effect of disallowed expenditures		0.80%	2.80%	2.40%
Effect of equity-based compensation		0.40%	2.80%	1.70%
Effect of tax credits and allowances		(1.40%)	(2.40%)	(2.20%)
Effect of deductibility of a statutory expense in Switzerland(2)		(68.30%)	(5.00%)	(9.10%)
Effect of adjustments to contingent consideration and other liabilities		(0.20%)	(0.60%)	(1.70%)
Effect of changes in uncertain tax positions		32.60%	(2.20%)	9.30%
Effect of previously unrecognized tax loss carryforward		(1.30%)	0.00%	0.00%
Effect of 2022 APA on prior years		(0.70%)	8.00%	0.00%
Effect of non-deductible amortization		1.00%	1.50%	0.00%
Effect of other items		0.70%	(0.40%)	1.70%
Effect of prior year items		(0.70%)	0.60%	(1.40%)
Effective tax rate		(17.10%)	27.60%	10.00%
Not subject to expiry	$ 776	$ 681	$ 776